UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459


13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223


Signature, Place and Date of Signing:

/s/ Mark E. Brady                  Dayton, Ohio               August 15, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:    77

Form 13F Information Table Value Total:   $5,183,678
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



Eubel Brady & Suttman Asset Management, Inc.
SEC Form 13-F
06/30/05

                                                         MARKET
                                                          VALUE                 SH/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER            CLASS            CUSIP        (X$1,000)  QUANTITY     PRN  DESCRETION  MGRS    SOLE       SHARED   OTHER
--------------            -----            -----        ---------  --------     ---   ----        ----    ----       ------   -----
21ST CENTURY GROUP        COM              90130N103        876        59,030   SH    SOLE         N/A        59,030  N/A      N/A
AAMES INVT CORP           COM              00253G108     26,922     2,769,750   SH    SOLE         N/A     2,769,750  N/A      N/A
ACETO CORP                COM              004446100      1,464       195,677   SH    SOLE         N/A       195,677  N/A      N/A
ALTRIA GROUP INC          COM              02209S103     91,564     1,416,083   SH    SOLE         N/A     1,416,083  N/A      N/A
AMERICA SVC GROUP         COM              02364L109     10,787       680,538   SH    SOLE         N/A       680,538  N/A      N/A
AMERICAN FINL R TR        COM              02607P305    149,517     9,721,548   SH    SOLE         N/A     9,721,548  N/A      N/A
AMERICAN HOME MTG
   INVT CORP              COM              02660r107    118,029     3,376,125   SH    SOLE         N/A     3,376,125  N/A      N/A
AMERICAN PWR
   CONVERSION CORP        COM              029066107    179,422     7,605,861   SH    SOLE         N/A     7,605,861  N/A      N/A
AMERICREDIT CORP          COM              03060R101    219,372     8,602,839   SH    SOLE         N/A     8,602,839  N/A      N/A
ASHFORD HOSPITALITY
   TR INC                 COM SHS          044103109     44,383     4,109,575   SH    SOLE         N/A     4,109,575  N/A      N/A
ATLAS AMER INC            COM              049167109      2,789        75,000   SH    SOLE         N/A        75,000  N/A      N/A
AVX CORP NEW              COM              002444107        131        10,775   SH    SOLE         N/A        10,775  N/A      N/A
BERKSHIRE HATHAWAY
   INC DEL                CLB              084670207        273            98   SH    SOLE         N/A            98  N/A      N/A
BIMINI MTG MGT INC        CLA              09031E400      9,845       698,235   SH    SOLE         N/A       698,235  N/A      N/A
BOB EVANS FARMS INC       COM              096761101     10,043       430,297   SH    SOLE         N/A       430,297  N/A      N/A
CABLEVISION SYS CORP      CLA NY CABL VS   12686C109    110,182     3,421,810   SH    SOLE         N/A     3,421,810  N/A      N/A
CAPITAL LEASE
   FUNDING INC            COM              140288101     16,441     1,515,340   SH    SOLE         N/A     1,515,340  N/A      N/A
CENTURYTEL INC            COM              156700106     68,819     1,987,254   SH    SOLE         N/A     1,987,254  N/A      N/A
COLDWATER CREEK INC       COM              193068103     15,157       608,460   SH    SOLE         N/A       608,460  N/A      N/A
COMCAST CORP              CLA              20030n101    110,182     3,592,514   SH    SOLE         N/A     3,592,514  N/A      N/A
COMPUDYNE CORP            COM PAR $0.75    204795306      2,078       296,868   SH    SOLE         N/A       296,868  N/A      N/A
CONSOL ENERGY INC         COM              20854P109    327,441     6,111,263   SH                 N/A     6,111,263  N/A      N/A
DIAMONDROCK
   HOSPITALITY CO         COM              252784301     33,975     3,006,645   SH    SOLE         N/A     3,006,645  N/A      N/A
DUN & BRADSTREET
   CORP DEL NE            COM              26483E100     73,021     1,184,444   SH    SOLE         N/A     1,184,444  N/A      N/A
ECC CAPITAL CORP          COM              26826M108     46,963     7,051,493   SH    SOLE         N/A     7,051,493  N/A      N/A
EMMIS COMMUNICATIONS
   CORP                   CLA              291525103     64,059     3,625,291   SH    SOLE         N/A     3,625,291  N/A      N/A
FRIEDMAN BILLINGS
   RAMSEY GRO             COM              358434108    164,446    11,499,710   SH    SOLE         N/A    11,499,710  N/A      N/A
GANNETT INC               COM              364730101      5,126        72,060   SH    SOLE         N/A        72,060  N/A      N/A
GOLDEN WEST FIN
   CORP DEL               COM              381317106    173,480     2,694,627   SH    SOLE         N/A     2,694,627  N/A      N/A
GOVERNMENT PPTYS
   TR INC                 COM              38374w107      9,262       952,860   SH    SOLE         N/A       952,860  N/A      N/A
HEARST - ARGYLE
   TELEVISION INC         COM              422317107     63,260     2,582,053   SH    SOLE         N/A     2,582,053  N/A      N/A
HIGHLAND HOSPITALITY
   CORP                   COM              430141101     45,181     4,323,575   SH    SOLE         N/A     4,323,575  N/A      N/A
HOMEBANC CORP GA          COM              43738R109     80,186     8,821,350   SH    SOLE         N/A     8,821,350  N/A      N/A
IHOP CORP                 COM              449623107      9,974       229,876   SH    SOLE         N/A       229,876  N/A      N/A
INSIGHT
   COMMUNICATIONS INC     CLA              45768V108     66,224     5,993,086   SH    SOLE         N/A     5,993,086  N/A      N/A
INTEGRATED ALARM
   SVCS GROUP             COM              45890M109     16,872     3,843,378   SH    SOLE         N/A     3,843,378  N/A      N/A
ITLA CAP CORP             COM              450565106     17,677       327,950   SH    SOLE         N/A       327,950  N/A      N/A
JONES APPAREL
   GROUP INC              COM              480074103     87,332     2,813,536   SH    SOLE         N/A     2,813,536  N/A      N/A
KNIGHT-RIDDER INC         COM              499040103    183,317     2,988,545   SH    SOLE         N/A     2,988,545  N/A      N/A
LANCASTER COLONY CORP     COM              513847103     85,219     1,984,611   SH    SOLE         N/A     1,984,611  N/A      N/A
LEE ENTERPRISES INC       COM              523768109     82,443     2,056,454   SH    SOLE         N/A     2,056,454  N/A      N/A
LEUCADIA NATL CORP        COM              527288104    186,227     4,820,797   SH    SOLE         N/A     4,820,797  N/A      N/A
LIBERTY MEDIA CORP        SER A            530718105    108,565    10,654,098   SH    SOLE         N/A    10,654,098  N/A      N/A
MARKEL CORP               COM              570535104     13,185        38,895   SH    SOLE         N/A        38,895  N/A      N/A
MCG CAPITAL CORP          COM              58047P107     96,253     5,635,436   SH    SOLE         N/A     5,635,436  N/A      N/A
MEDIACOM
   COMMUNICATIONS CORP    CLA              58446k105     83,543    12,160,508   SH    SOLE         N/A    12,160,508  N/A      N/A
MERCURY GENERAL
   CORP NEW               COM              589400100    126,290     2,316,398   SH    SOLE         N/A     2,316,398  N/A      N/A
MORTGAGEIT HOLDINGS INC   COM              61915Q108     31,172     1,708,070   SH    SOLE         N/A     1,708,070  N/A      N/A
NATIONAL BEVERAGE
   CORP                   COM              635017106      2,521       315,950   SH    SOLE         N/A       315,950  N/A      N/A
NEW CENTURY
   FINANCIAL CORP         COM              6435EV108     91,917     1,786,538   SH    SOLE         N/A     1,786,538  N/A      N/A
NEW YORK MTG TR INC       COM              649604105     24,211     2,669,390   SH    SOLE         N/A     2,669,390  N/A      N/A
NGP CAP RES CO            COM              62912R107     23,350     1,563,980   SH    SOLE         N/A     1,563,980  N/A      N/A
NORTH FORK
   BANCORPORATION NY      COM              659424105    236,645     8,424,545   SH    SOLE         N/A     8,424,545  N/A      N/A
NVR INC                   COM              62944T105    243,337       300,416   SH    SOLE         N/A       300,416  N/A      N/A
PFIZER INC                COM              717081103     99,730     3,616,039   SH    SOLE         N/A     3,616,039  N/A      N/A
QUANTA CAPITAL
   HOLDINGS LTD           SHS              G7313F106     67,084    10,767,949   SH    SOLE         N/A    10,767,949  N/A      N/A
RAILAMERICA INC           COM              750753105     23,417     1,967,811   SH    SOLE         N/A     1,967,811  N/A      N/A
RANGE RES CORP            COM              75281a109      8,024       298,290   SH    SOLE         N/A       298,290  N/A      N/A
RESOURCE AMERICA INC      CLA              761195205      7,567       196,380   SH    SOLE         N/A       196,380  N/A      N/A
RLI CORP                  CLA              749607107     78,162     1,752,513   SH    SOLE         N/A     1,752,513  N/A      N/A
ROYAL DUTCH PETE CO       NY REG SUR .56   780257804        295         4,540   SH    SOLE         N/A         4,540  N/A      N/A
SAXON CAP INC NEW         COM              80556T106     54,481     3,191,634   SH    SOLE         N/A     3,191,634  N/A      N/A
SEABRIGHT INSURANCE
   HLDGS INC              COM              811656107     14,572     1,274,905   SH    SOLE         N/A     1,274,905  N/A      N/A
SHERWIN-WILLIAMS CO       COM              824348106    132,513     2,814,037   SH    SOLE         N/A     2,814,037  N/A      N/A
SPECIALTY
   UNDERWRITERS' ALLIA    COM              84751T309      7,589       833,040   SH    SOLE         N/A       833,040  N/A      N/A
SUPREME INDS INC          COM              868607102      3,822       522,110   SH    SOLE         N/A       522,110  N/A      N/A
SYCAMORE NETWORKS INC     COM              871206108         72        20,850   SH    SOLE         N/A        20,850  N/A      N/A
TELEPHONE & DATA
   SYS INC                SPL COM          879433860    100,625     2,624,540   SH    SOLE         N/A     2,624,540  N/A      N/A
TELEPHONE & DATA
   SYS INC                COM              879433100    107,143     2,625,403   SH    SOLE         N/A     2,625,403  N/A      N/A
TELLABS INC               COM              879664100        105        12,025   SH    SOLE         N/A        12,025  N/A      N/A
THOMAS PPTYS GROUP INC    COM              884453101     19,406     1,552,500   SH    SOLE         N/A     1,552,500  N/A      N/A
TIMBERLAND CO             CLA              887100105     81,492     2,104,645   SH    SOLE         N/A     2,104,645  N/A      N/A
TOPPS INC                 COM              890786106     22,694     2,262,613   SH    SOLE         N/A     2,262,613  N/A      N/A
TOWER GROUP INC           COM              891777104     27,396     1,752,776   SH    SOLE         N/A     1,752,776  N/A      N/A
TRINITY IND INC           COM              896522109    117,568     3,670,556   SH    SOLE         N/A     3,670,556  N/A      N/A
UST INC                   COM              902911106    116,944     2,561,197   SH    SOLE         N/A     2,561,197  N/A      N/A
WASHINGTON MUT INC        COM              939322103      2,027        49,804   SH    SOLE         N/A        49,804  N/A      N/A


00843.0001 #590053